INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2012	2013	2014
Current tax expense (benefit):
PRC	$14,616	$17,054	$20,743
United States	96	1,650	6,290
Other	57	(174)	(34)
Deferred tax expense(benefit):
PRC	(1,379)	1,317	(1,283)
United States	4,002	3,661	(1,298)
Other	1	(44)	35

Income tax expense	$17,393	$23,464	$24,453

Principal Components of Deferred Income Tax Assets/Liabilities

The principal components of deferred income tax assets / liabilities are as follows:

	As of December 31,
	2013	2014
Current deferred tax assets:
Bad debt provision	$222	362
Prepaid expenses and accruals	52	425
Bonus accruals	2,935	2,967
Net operating losses	1,142	405
Share-based compensation	—	553
Other	1,647	2,019

Less: valuation allowance	(9)	(5)

Subtotal	$5,989	$6,726

Noncurrent deferred tax assets:
Net operating loss carryforwards	595	1,899
Other	235	409
Less: valuation allowance	(579)	(891)

Subtotal	$251	$1,417

Total deferred tax assets	$6,240	$8,143

Current deferred tax liabilities:
Unrealized foreign-exchange gains	$329	$—
Others	(17)	(3)

Subtotal	$312	$(3)

Noncurrent deferred tax liabilities:
Intangible asset basis difference	1,579	8,126
Others	1,828	2,251
Subtotal	$3,407	$10,377

Total deferred tax liabilities	$3,719	$10,374

Reconciliation of the Statutory Corporate Tax Rate

A reconciliation of the statutory corporate tax rate in the PRC to WuXi’s effective tax rate is as follows:

	Year Ended December 31,
	2012	2013	2014
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	3.4%	1.8%	4.2%
Expenses not deductible for tax purposes:
Entertainment expenses	0.2%	0.1%	0.6%
Investment income under equity method	—	0.8%	0.0%
Welfare expenses	—	0.1%	0.0%
Goodwill impairment	0.4%	0.0%	0.0%
Decrease of unrecognized tax benefit	(0.7)%	0.0%	0.0%
Valuation allowance impact	—	0.4%	0.2%
Other expenses	(0.7)%	0.4%	(0.4)%
Tax exemption and tax relief:
Reduced tax rate for tax holiday	(2.2)%	(1.6)%	(2.4)%
Reduced tax rate for HNTEs	(7.7)%	(8.7)%	(8.5)%
Deferred tax effect due to tax rate change	(0.3)%	0.6%	(0.2)%
Tax true-up	(0.7)%	(1.9)%	(0.6)%

Effective tax rate	16.7%	17.0%	17.9%

Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2012	2013	2014
Aggregate amount:	$2,361	$3,382	$3,218
Per share effect—basic	0.00	0.01	0.01
Per share effect—diluted	0.00	0.01	0.01